UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21413

Name of Fund: BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Floating Rate
Income Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 03/01/2008 – 05/31/2008

Item 1 – Schedule of Investments

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value

Aerospace & Defense - 4.6%	Avio Holding SpA Term Loan, 8.718%,
	9/25/16	$ 1,991		$ 1,821,783
Avio Holding SpA Term Loan B, 6.843% -
	6.853%, 9/25/14		1,669	1,547,347
Avio Holding SpA Term Loan C, 7.468%,
	9/25/15		1,771	1,642,005
	Hawker Beechcraft Acquisition Co. LLC Letter
	of Credit, 4.73%, 3/31/14		240	224,757
	Hawker Beechcraft Acquisition Co. LLC Term
	Loan B, 4.696%, 3/31/14		4,120	3,856,828
	IAP Worldwide Services, Inc. First Lien Term
	Loan, 9%, 12/20/12		2,198	1,809,291
	Vought Aircraft Industries, Inc. Term Loan,
	5.37%, 12/22/11		2,850	2,764,568
	Vought Aircraft Industries, Inc. Tranche B Line
	of Credit Deposit, 7.82%, 12/22/10		560	526,866

				14,193,445

Airlines - 0.6%	US Airways Group, Inc. Term Loan B, 4.883%,
	3/22/14		1,980	1,342,440
	United Air Lines, Inc. Term Loan B, 4.625% - 4.954%,
	1/30/14		712	544,138

				1,886,578

Auto & Transportation - 0.3%	Delta Air Lines, Inc. First Lien Term Loan,
	7.36%, 5/15/12		1,237	1,050,107

Auto Components - 2.9%	Affinia Group, Inc. Term Loan B, 5.899%,
	11/30/11		2,544	2,314,650
	Allison Transmission Term Loan B,
	5.48% - 5.75%, 8/07/14		4,991	4,570,298
	Delphi Automotive Systems Term Loan, 8.50%,
	12/31/08		1,361	1,336,512
	GPX International Tire Corp. Term Loan B,
	9.72%, 4/06/12		899	628,982

				8,850,442

Beverages - 0.1%	Culligan International Second Lien Term Loan,
	8.842%, 4/24/13	EUR	500	388,936

Biotechnology - 0.4%	Talecris Biotherapeutics, Inc. First Lien Term
	Loan, 6.18% - 8.25%, 11/13/14	$ 1,492		1,358,123

Broadcasting - 2.4%	Charter Communications, Inc. Term Loan B,
	4.89%, 4/30/14		7,481	6,643,859
Univision Communications, Inc. First Lien
	Term Loan, 5.494%, 9/30/14		834	702,659

				7,346,518

Building Products - 2.2%	Building Material Corp. of America First Lien
	Term Loan, 6.75%, 2/22/14		2,750	2,457,813
Headwaters, Inc. Term Loan B-1, 4.40%,
	4/30/11		1,077	1,025,426
	Masonite International Term Loan B, 4.63% -
	5.046%, 4/06/13		1,000	947,506
	PGT Industries, Inc. First Lien Term Loan,
	5.53% - 7.93%, 2/14/12		2,778	2,361,170

				6,791,915

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value

Cable - U.S. - 0.7%	Cequel Communications LLC Term Loan
	B, 4.685%, 11/05/13	$ 2,137		$ 1,988,297

Capital Markets - 0.5%	RiskMetrics Group, Inc. Term Loan, 4.946%,
	1/15/14		1,453	1,405,871

Chemicals - 8.1%	BOC Edwards Ltd. Term Loan B, 4.644%,
	5/21/14		496	389,556
	Hercules, Inc. Term Loan B, 3.881%, 10/08/10		1,300	1,268,313
	Huish Detergents, Inc. First Lien Term Loan,
	4.70%, 4/15/14		1,489	1,318,337
	ISP Chemco Term Loan B, 4.125% - 4.563%, 5/25/14		993	942,255
	Ineos Group Plc Term Loan B, 4.885%, 2/20/15		875	800,625
	Ineos Group Plc Term Loan C, 5.385%, 2/20/14		875	800,625
	Invista Term Loan, 4.196%, 4/29/11		953	915,641
	Invista Term Loan B1, 4.196%, 4/29/11		2,077	1,995,644
	Nalco Co. Tranche B Term Loan, 4.34% - 6.48%,
	11/04/10		4,490	4,428,378
	PQ Corp. First Lien Term Loan, 8.61%, 5/29/15		4,000	3,750,000
	Rockwood Specialties Group, Inc. Tranche D
	Term Loan, 4.399%, 12/10/12		1,940	1,853,307
Viridian Group Plc Term Loan, 8.526% -
	9.621%, 12/21/12	GBP	3,000	5,251,872
Wellman, Inc. Second Lien Term Loan,
	9.989%, 2/10/10 (a)(b)	$ 4,750		1,092,500

				24,807,053

Commercial Services &	ARAMARK Corp. Letter of Credit, 5.198%,
Supplies - 2.8%	1/30/14		211	197,682
	ARAMARK Corp. Term Loan B, 4.57%, 1/30/14		3,316	3,111,652
	Brickman Group, Inc. Term Loan, 4.696%, 1/30/14		743	696,094
	Camelbak Products LLC First Lien Term Loan,
	7.85%, 8/04/11		621	524,652
	John Maneely Co. Term Loan B, 5.966% - 8.608%,
	12/15/13		896	834,456
Metokote Corp. Second Lien Term Loan,
	5.70% - 7.76%, 11/27/11		464	431,528
	Waste Services, Inc. Term Loan E, 7.40%, 3/31/11		897	885,886
West Corp. Term Loan, 5.021% - 7.197%,
	10/31/13		1,975	1,826,216

				8,508,166

Communications Equipment - 1.3%	Alltel Corp. Term Loan B3, 5.248%, 5/18/15		4,487	4,159,060

Computers & Peripherals - 1.4%	Intergraph Corp. Term Loan, 5.09% - 5.125%,
	5/15/14		419	402,466
	Intergraph Corp. Term Loan, 8.646%, 11/15/14		500	481,875
	Reynolds and Reynolds Co. First Lien Term
	Loan, 4.383%, 10/31/12		3,536	3,377,319

				4,261,660

Containers & Packaging - 1.9%	Berry Plastics Corp. Term Loan B, 9.728%, 6/15/14		1,127	789,104
	Consolidated Container Co. LLC Second Lien
	Term Loan, 7.88% - 8.399%, 10/15/14		550	239,250
Graham Packaging Co. LP Term Loan B,
	4.875%, 4/15/11		1,980	1,888,425

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value

	Graphic Packaging International Corp. Term
	Loan B, 5.44% - 5.67%, 5/16/14	$ 2,000		$ 1,928,000
	Smurfit-Stone Container Corp. Term Loan B,
	4.875% - 5.125%, 11/01/11		322	311,369
	Smurfit-Stone Container Corp. Term Loan C,
	4.709% - 5.125%, 11/01/11		611	591,465

				5,747,613

Diversified Consumer Services - 0.9%	Coinmach Laundry Corp. Term Loan B, 6.07%,
	11/15/14		3,000	2,655,000

Diversified Financial Services - 1.8%	Chrysler Financial Corp. First Lien Term Loan, 6.80%,
	8/03/12		3,990	3,582,112
	J.G. Wentworth Manufacturing Term Loan B,
	4.921%, 4/15/14		2,300	1,811,250

				5,393,362

Diversified Media - 1.8%	Nielsen Finance LLC Term Loan B, 5.346%,
	8/09/13		5,910	5,549,095

Diversified Telecommunication	Alaska Communications Systems Holdings, Inc.
Services - 0.3%	Incremental Term Loan, 4.446%, 2/01/12		995	943,581

Electrical Equipment - 1.8%	Generac Power Systems, Inc. First Lien Term Loan,
	5.184%, 11/15/13		1,304	1,059,546
	Sensus Metering Systems, Inc. Term Loan B-1,
	4.638% - 6.901%, 12/17/10		4,578	4,303,565
	Sensus Metering Systems, Inc. Term Loan B-2,
	6.718% - 6.901%, 12/19/10		316	296,866

				5,659,977

Energy Equipment & Services - 0.8%	Helix Energy Solutions Term Loan B, 4.381% -
	4.71%, 7/01/13		506	490,830
	MEG Energy Corp. Delayed Draw Term Loan,
	4.69% - 6.73%, 3/23/13		998	941,322
MEG Energy Corp. Term Loan B, 4.70%,
	4/03/13		980	922,016

				2,354,168

Food & Staples Retailing - 2.9%	Advantage Sales & Marketing Term Loan B,
	4.59% - 4.70%, 4/15/13		1,468	1,376,503
	Bolthouse Farms, Inc. Second Lien Term Loan,
	8.196%, 12/01/13		1,000	940,000
	DS Waters LP Term Loan B, 4.631% - 5.113%,
	11/15/12		988	918,375
	Dole Food Co., Inc. Term Loan B, 4.75% - 6%,
	4/12/13		565	522,827
	Dole Food Co., Inc. Term Loan C, 4.75% - 6%,
	4/04/13		1,884	1,742,757
	IGLO Birds Eye Term Loan B, 7.018% - 7.393%,
	10/27/19	EUR	500	748,312
	IGLO Birds Eye Term Loan C, 6.116% - 6.239%,
	10/27/15		500	748,312
	McJunkin Corp. Term Loan B, 6.134%, 1/30/14	$ 731		719,131
Sturm Foods, Inc. First Lien Term Loan,
	5.438% -9.313%, 1/30/14		983	764,727
	Sturm Foods, Inc. Second Lien Term Loan,
	8.938% - 9.313%, 6/30/14		998	558,611

				9,039,555

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

Food & Tobacco - 0.1%	Dole Food Co., Inc. Letter of Credit, 2.58%,
	4/12/13	$ 256	$ 237,110

Health Care Equipment & Supplies - 1.3%	Biomet, Inc. Term Loan B, 5.696%, 3/25/14	2,989	2,901,983
	ReAble Therapeutics Finance LLC Term Loan,
	5.696%, 5/14/14	998	970,069

			3,872,052

Health Care Providers &	CCS Medical First Lien Term Loan, 5.93%,
Services - 2.6%	10/31/12	477	407,816
	Community Health Systems, Inc. Term Loan B,
	5.335%, 6/18/14	3,276	3,088,485
	DaVita, Inc. Term Loan B, 4.20%, 7/30/12	2,000	1,913,250
	Health Management Associates, Inc. Term
	Loan B, 4.446%, 1/15/14	1,944	1,802,375
	Sterigenics International, Inc. Term Loan B,
	5.05%, 11/30/13	731	657,892

			7,869,818

Hotels, Restaurants & Leisure - 4.1%	Golden Nugget, Inc. Term Loan, 4.39% -
	4.46%, 5/30/14	318	290,341
	Golden Nugget, Inc. Term Loan Second Lien,
	5.71% - 5.81%, 11/30/14	500	340,000
	Green Valley Ranch Gaming LLC Term Loan,
	5.894%, 8/30/14	500	328,125
	Greenwood Racing, Inc. Term Loan, 4.64%,
	11/15/13	494	459,188
	Hallmark Entertainment Second Lien Term
	Loan, 6.91%, 10/15/14	1,750	1,575,000
	Harrah's Entertainment, Inc. Term Loan B2,
	5.906% - 6.244%, 1/29/15	2,800	2,614,063
	Harrah's Entertainment, Inc. Term Loan B3,
	6.244%, 1/29/15	211	197,947
Harrah's Operating Term Loan B, 6.241%,
	1/31/15	238	222,095
	Las Vegas Sands LLC Delay Draw Term Loan,
	4.17%, 5/23/14	400	367,667
Las Vegas Sands LLC Term Loan B, 4.45%,
	5/04/14	1,588	1,459,637
Penn National Gaming, Inc. Term Loan B,
	4.13% - 4.66%, 10/03/12	1,204	1,170,737
	QCE LLC First Lien Term Loan, 4.938% - 7.61%,
	5/05/13	491	418,688
	Travelport, Inc. Standby Letter of Credit,
	4.946%, 8/31/13	178	163,053
	Travelport, Inc. Term Loan B, 4.631%, 8/31/13	889	812,622
	Venetian Macau US Finance Co. LLC Delay
	Draw Term Loan, 4.95%, 5/25/12	750	723,750
	Venetian Macau US Finance Co. LLC Term
	Loan B, 4.95%, 5/25/13	1,500	1,447,500

			12,590,413

Household Durables - 2.2%	American Achievement Corp. Term Loan B,
	4.98% - 6.50%, 3/22/11	977	957,015
	American Residential Services Second Lien
	Term Loan,12%, 4/17/15	2,000	1,971,308

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

	Simmons Co. Tranche B Term Loan, 6.375% -
	8.75%, 12/19/11	$ 3,165	$ 2,817,708
	Yankee Candle Co., Inc. Term Loan B, 4.39%,
	2/06/14	1,250	1,139,733

			6,885,764

Household Products - 0.5%	Spectrum Brands, Inc. Letter of Credit,
	2.678%, 4/15/13	81	76,587
Spectrum Brands, Inc. Term Loan B-1,
	6.59% - 7.07%, 4/15/13	1,599	1,520,510

			1,597,097

IT Services - 4.8%	Activant Solutions Term Loan B, 4.75% - 5.063%,
	5/02/13	2,048	1,812,457
	Audio Visual Services Corp. Second Lien Term
	Loan, 8.20%, 9/15/14	1,000	900,000
Audio Visual Services Corp. Term Loan B,
	4.95%, 3/15/14	1,493	1,268,625
	Ceridian Corp. Term Loan, 5.59%, 11/07/14	2,000	1,750,000
	First Data Corp. Term Loan B, 5.143% - 5.446%,
	9/24/14	1,244	1,152,872
	First Data Corp. Term Loan B2, 5.349% - 5.446%,
	9/24/14	1,997	1,852,222
	First Data Corp. Term Loan B3, 5.349% - 5.446%,
	9/24/14	997	925,300
	RedPrairie Corp. Term Loan, 5% - 7%, 7/31/12	641	564,270
	RedPrairie Corp. Term Loan, 9.275%, 1/31/13	300	255,000
	SunGard Data Systems, Inc. Term Loan B,
	4.508%, 2/11/13	4,477	4,215,814

			14,696,560

Independent Power Producers & Energy	The AES Corp. Term Loan, 7% - 7.19%, 8/10/11	1,571	1,534,762
Traders - 2.2%	Calpine Corporation Term Loan, 11.07%,
	3/11/10	17	16,128
	TXU Corp. Term Loan B-2, 6.478% - 6.596%, 10/14/29	1,493	1,404,477
	TXU Corp. Term Loan B-3, 6.234% - 6.478%,
	10/10/14	3,980	3,740,205

			6,695,572

Industrial Conglomerates - 0.4%	Sequa Corp. Term Loan B, 5.95%, 11/21/14	998	948,248
	Trimas Corp. Letter of Credit, 2.553%, 8/02/13	375	350,625

			1,298,873

Insurance - 0.1%	Alliant Insurance Services Term Loan B,
	5.696% - 7.83%, 10/23/14	498	461,431

Leisure Equipment & Products - 2.3%	24 Hour Fitness Term Loan B, 5.20% - 7.22%, 6/08/12	3,920	3,645,600
	Easton-Bell Sports, Inc. Term Loan B, 4.39% -
	4.65%, 3/27/12	3,242	2,930,233
	Fender Musical Instruments Corp. Delay Draw
	Term Loan, 6.97%, 5/25/14	167	150,250
	Fender Musical Instruments Corp. Term Loan
	B, 7.16%, 5/25/14	331	298,247

			7,024,330

Machinery - 3.6%	Harrington Holdings, Inc. Term Loan, 4.631%,
	1/15/14	990	910,800
	Invensys Plc Term Loan A, 4.71%, 12/15/10	2,354	2,252,305

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

	NACCO Materials Handling Group Term Loan
	B, 4.676% - 4.863%, 3/21/13	$ 1,474	$ 1,330,059
	Navistar International Transportation Corp.
	Revolving Credit, 6.149% - 6.292%, 6/30/12	1,333	1,252,223
	Navistar International Transportation Corp.
	Term Loan, 2.453% - 6.149%, 6/30/12	3,667	3,443,612
	OshKosh Truck Corp. Term Loan B, 4.76%,
	11/30/13	1,975	1,885,301

			11,074,300

Manufacturing - 0.6%	Jason, Inc. Term Loan B, 5.216% - 6.50%, 4/30/10	488	426,614
	Trimas Corp. Term Loan B, 7.234%, 8/02/13	1,601	1,496,584

			1,923,198

Media - 18.5%	Affinion Group, Inc. Term Loan, 9.267%, 3/01/12	2,000	1,670,000
	Alix Partners Term Loan B, 4.71%, 10/30/13	1,591	1,534,970
	Bresnan Telecommunications Term Loan B2,
	5.93%, 9/17/11	1,500	1,428,750
Cequel Communications LLC Second Lien
	Term Loan, 7.373%, 5/04/14	2,000	1,715,000
	Clarke American Corp. Term Loan B,
	5.196% - 5.198%, 3/12/13	992	828,241
ClientLogic Holding Corp. Term Loan B,
	4.881% - 5.359%, 1/30/14	973	778,768
	EMMIS Communications Term Loan B, 4.671% -
	4.674%, 10/31/13	962	838,647
Education Media and Publishing First Lien
	Term Loan B, 6.901%, 11/14/14	2,636	2,412,273
	Education Media and Publishing Second Lien
	Term Loan, 11.401%, 11/14/14	9,102	7,554,971
	GateHouse Media Operating, Inc. Delay Draw
	Term Loan, 4.65%, 9/15/14	592	412,688
	GateHouse Media Operating, Inc. Term Loan
	B, 4.65% - 4.72%, 9/15/14	2,000	1,395,000
	Gray Communications Systems, Inc. Term
	Loan B, 6.21%, 9/18/14	998	894,840
	HIT Entertainment Ltd. First Lien Term Loan,
	4.79%, 8/31/12	732	662,491
Hanley-Wood LLC Term Loan B, 4.938% -
	4.96%, 3/07/14	1,493	1,143,628
	Idearc, Inc. Term Loan B, 6.83%, 11/15/14	1,903	1,580,523
	Insight Midwest Holdings LLC Delay Draw Term
	Loan, 4.69%, 4/03/14	3,375	3,221,920
	Intelsat Ltd. Term Loan B, 5.184%, 6/27/13	1,921	1,850,492
	Intelsat Ltd. Term Loan B, 5.20%, 1/31/14	3,525	3,543,506
	Mediacom Broadband Group Tranche A Term
	Loan, 3.89% - 4.13%, 3/31/10	1,263	1,199,375
	Mediacom LLC Term Loan C, 4.14% - 4.38%,
	1/31/15	3,121	2,838,354
	Metro-Goldwyn-Mayer Studios, Inc. Term Loan
	B, 8.108%, 4/30/11	3,833	3,082,157
	Multicultural Radio Broadcasting Inc. Term
	Loan, 5.75%, 12/15/12	355	323,050
	National Cinemedia LLC Term Loan B, 4.62%,
	2/28/15	1,000	919,219

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value

	NextMedia Group, Inc. Delay Draw Term Loan,
	5.098%, 11/15/12	$ 314		$ 285,314
	NextMedia Group, Inc. First Lien Term Loan,
	6.451%, 11/15/12		419	380,203
NextMedia Group, Inc. Second Lien Term
	Loan, 7.20%, 11/15/13		1,750	1,365,000
PagesJaunes Group Term Loan, 8.607%,
	1/11/17	EUR	500	640,015
	PagesJaunes Group Term Loan B, 6.607%,
	1/11/15		1,000	1,292,327
	PagesJaunes Group Term Loan C, 7.107%,
	1/11/16		500	646,164
	PanAmSat Corp. Term Loan B, 5.184%, 1/03/14	$ 1,350		1,279,209
PanAmSat Corp. Term Loan B2, 5.184%,
	1/03/14		1,349	1,279,594
PanAmSat Corp. Term Loan B2C, 5.184%,
	1/03/14		1,349	1,279,209
	Paxson Communications Corp. First Lien Term
	Loan, 5.963%, 11/15/12		3,250	2,600,000
	Penton Media Term Loan, 7.90%, 2/15/14		1,000	700,000
ProSiebenSat.1 Media AG Term Loan B,
	7.325%, 6/30/15	EUR	500	539,892
	ProSiebenSat.1 Media AG Term Loan B, 7.02%,
	6/30/16		500	539,892
	San Juan Cable Term Loan B, 9.47% - 11.97%,
	3/15/13	$ 1,125		998,373
	Thomson Learning Inc. Term Loan, 5.62% -
	7.58%, 6/30/14		1,493	1,344,929
Univision Communications, Inc. First Lien
	Term Loan, 5.494%, 9/30/14		166	139,966

				57,138,950

Multi-Utilities - 2.2%	Coleto Creek Letter of Credit, 5.446%, 7/31/13		1,817	1,647,082
	Coleto Creek Term Loan B, 2.596%, 7/31/13		127	115,499
Energy Transfer Equity LP Term Loan B,
	4.508%, 11/01/12		1,000	970,536
	KGen Partners Letter of Credit, 2.59%, 2/15/14		375	356,719
	KGen Partners Term Loan B, 4.50%, 2/15/14		617	587,100
	NE Energy Second Lien Term Loan, 7.125%,
	10/31/14		500	435,000
	Riverside Energy Center Term Loan, 7.149%,
	6/24/11		1,581	1,580,977
Rocky Mountain Energy Center LLC Credit
	Linked Deposit, 3.144%, 6/24/11		134	133,966
	Rocky Mountain Energy Center LLC Term Loan,
	7.149%, 6/24/11		856	856,232

				6,683,111

Multiline Retail - 1.2%	Neiman Marcus Group, Inc. Term Loan,
	4.758%, 4/06/13		3,734	3,568,006

Oil & Gas Exploration & Production - 0.5%	Western Refining Co. LP Term Loan B, 6.595%,
	3/15/14		1,602	1,418,213

Oil, Gas & Consumable Fuels - 1.2%	Big West Oil & Gas Delay Draw Term Loan,
	4.966%, 5/15/14		125	116,875

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

			Par
Industry	Floating Rate Loan Interests		(000)	Value

	Big West Oil & Gas Term Loan B, 5%, 5/15/14	$ 443		$ 413,738
	Coffeyville Resources LLC Letter of Credit,
	4.629%, 12/21/13		486	469,459
	Coffeyville Resources LLC Term Loan B, 5.448% -
	6.75%, 12/21/13		1,579	1,523,424
	Petroleum Geo-Services ASA Term Loan B,
	4.45%, 6/30/15		953	921,158
	Western Refining Co. LP Delay Draw Term
	Loan, 6.595%, 3/15/14		240	213,032

				3,657,686

Packaging - 0.5%	Anchor Glass Container Corp. Term Loan B,
	4.631%, 5/03/13		1,478	1,459,066

Paper - 0.6%	Georgia-Pacific Corp. First Lien Term Loan B,
	4.74% - 6.896%, 2/14/13		2,021	1,910,692

Paper & Forest Products - 1.8%	Boise Cascade Holdings LLC Second Lien Term
	Loan, 7.50%, 2/05/15		1,250	1,251,116
	Georgia-Pacific Corp. Term Loan B, 6.58% -
	6.896%, 12/20/12		1,496	1,414,517
	NewPage Corp. Tem Loan B, 6.313%, 12/07/14		1,247	1,242,043
	Verso Paper Holdings LLC Term Loan B, 4.95%,
	2/01/13		1,850	1,742,310

				5,649,986

Pharmaceuticals - 0.9%	Pharmaceutical Technologies & Services (PTS)
	Term Loan, 4.946%, 4/15/14		1,489	1,323,127
	Pharmaceutical Technologies & Services (PTS)
	Term Loan, 6.978%, 4/15/14	EUR	993	1,351,065

				2,674,192

Publishing - 0.4%	Catalina Marketing Group Term Loan, 5.696%,
	10/01/14	$ 1,495		1,412,775

Real Estate Management & Development -	Mattamy Group Term Loan B, 4.938%,
0.8%	4/11/13		980	850,150
	Realogy Corp. Term Loan B, 5.59%, 9/22/14		1,985	1,687,250

				2,537,400

Road & Rail - 0.3%	Rail America, Inc. Term Loan, 4.93%, 10/15/08		1,000	970,000

Semiconductors & Semiconductor	Marvell Technology Group Term Loan B, 5.196%,
Equipment - 0.6%	11/15/09		1,969	1,890,000

Specialty Retail - 0.6%	ADESA, Inc. Term Loan B, 4.95%, 10/30/13		1,489	1,379,699
	Claire's Stores Term Loan B, 5.446% - 5.613%,
	5/24/14		743	590,527

				1,970,226

Telecommunications - 1.0%	Crown Castle Operating Co. Term Loan, 4.196%,
	3/15/14		2,475	2,345,506
	Knology, Inc. Term Loan B, 4.934%, 3/15/12		744	684,825

				3,030,331

Textiles, Apparel & Luxury	David's Bridal, Inc. Term Loan B, 4% - 6.23%,
Goods - 0.3%	1/30/2014		743	647,831
	Renfro Corp. Term Loan B, 5.79% - 5.99%,
	9/30/13		493	394,741

				1,042,572

Trading Companies &	Keystone Automotive Operations, Inc. Term Loan
Distributors - 0.5%	B, 6.099% - 6.399%, 1/15/12		1,437	1,142,630

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Floating Rate Loan Interests	(000)	Value

United Rentals, Inc. Term Loan, 4.83%,
	2/14/11	$ 358	$ 355,441
	United Rentals, Inc. Tranche B Credit Linked
	Deposit, 5.32%, 2/14/11	152	150,293

			1,648,364

Wireless Telecommunication	Centennial Cellular Operating Co. Term Loan,
Services - 0.6%	4.381% - 4.696%, 2/09/11	931	908,882
	IPC Systems First Lien Term Loan, 4.946%,
	5/25/14	993	760,917
	NG Wireless Term Loan, 5.131% - 5.446%, 7/31/14	406	386,096

			2,055,895

	Total Floating Rate Loan Interests - 97.8%		301,282,505

	Corporate Bonds

Auto Components - 0.3%	The Goodyear Tire & Rubber Co., 6.678%,
	12/01/09 (c)	1,000	1,001,250

Building Products - 2.3%	CPG International I, Inc., 11.468%, 7/01/12 (c)	3,500	2,905,000
	CPG International I, Inc., 10.50%, 7/01/13	3,000	2,490,000
	Masonite International Corp., 11%, 4/06/15	2,500	1,675,000

			7,070,000

Capital Markets - 2.3%	E*Trade Financial Corp., 12.50%, 11/30/17 (d)	5,000	5,450,000
	Marsico Parent Co., LLC, 10.625%, 1/15/16 (d)(f)	1,168	1,051,200
	Marsico Parent Holdco, LLC, 12.50%,
	7/15/16 (d)(e)(f)	417	375,125
	Marsico Parent Superholdco, LLC, 14.50%,
	1/15/18 (d)(e)(f)	280	247,811

			7,124,136

Chemicals - 1.9%	GEO Specialty Chemicals, Inc., 13.85%,
	12/31/09 (g)	1,319	987,601
GEO Specialty Chemicals Inc , 7.50%,
	3/31/15 (d)(e)(g)	775	580,330
	Hexion U.S. Finance Corp., 7.176%, 11/15/14 (c)	4,000	3,800,000
	NOVA Chemicals Corp., 5.953%, 11/15/13 (c)	485	417,100

			5,785,031

Commercial Services & Supplies - 2.2%	Allied Waste North America, Inc. Series B,
	7.375%, 4/15/14	3,375	3,408,750
	ARAMARK Corp., 6.373%, 2/01/15 (c)	2,000	1,920,000
US Investigations Services, Inc., 10.50%,
	11/01/15 (d)	1,600	1,448,000

			6,776,750

Construction & Engineering - 0.2%	Dycom Industries, Inc., 8.125%, 10/15/15	600	576,000

Construction Materials - 1.1%	Nortek Holdings, Inc., 10%, 12/01/13 (d)	3,420	3,398,625

Containers & Packaging - 2.0%	Berry Plastics Holding Corp., 6.675%,
	9/15/14 (c)	1,450	1,225,250
	Clondalkin Acquisition BV, 4.80%,
	12/15/13 (c)(d)	4,000	3,520,000
Packaging Dynamics Finance Corp., 10%,
	5/01/16 (d)	2,350	1,551,000

			6,296,250

Diversified Financial Services - 0.2%	Ford Motor Credit Co. LLC, 7.163%, 4/15/12 (c)	750	737,796

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Diversified Telecommunication Services -	Qwest Corp., 6.05%, 6/15/13 (c)	$ 1,450	$ 1,406,500
0.5%

Electronic Equipment & Instruments - 0.7%	NXP BV, 5.463%, 10/15/13 (c)	2,390	2,186,850

Energy Equipment & Services - 1.0%	Ocean RIG ASA, 6.70%, 4/04/11 (c)	3,000	3,000,000

Food & Staples Retailing - 0.1%	AmeriQual Group LLC, 9%, 4/01/12 (d)	250	160,000

Health Care Equipment & Supplies - 2.6%	ReAble Therapeutics Finance LLC, 10.875%,
	11/15/14 (d)	8,000	8,000,000

Health Care Providers & Services - 0.1%	Universal Hospital Services, Inc., 6.303%,
	6/01/15 (c)	460	435,850

Hotels, Restaurants & Leisure - 2.8%	American Real Estate Partners LP, 7.125%,
	2/15/13	5,000	4,575,000
Harrah's Operating Co., Inc., 10.75%,
	2/01/16 (d)	2,503	2,171,353
Harrah's Operating Co., Inc., 10.75%,
	2/01/18 (d)(e)	426	321,191
	Little Traverse Bay Bands of Odawa Indians,
	10.25%, 2/15/14 (d)	1,565	1,463,275

			8,530,819

Household Durables - 0.1%	The Yankee Candle Co., Inc., 9.75%, 2/15/17	240	187,200

Independent Power Producers & Energy	Texas Competitive Electric Holdings Co. LLC,
Traders - 0.4%	10.25%, 11/01/15 (d)	1,230	1,256,138

Machinery - 0.6%	Ahern Rentals, Inc., 9.25%, 8/15/13	250	200,000
Sunstate Equipment Co. LLC,10.50%,
	4/01/13 (d)	2,000	1,600,000

			1,800,000

Media - 2.1%	CSC Holdings, Inc. Series B, 7.625%, 4/01/11	2,000	2,000,000
	Cablevision Systems Corp. Series B, 7.133%,
	4/01/09 (c)	2,000	2,010,000
	Cablevision Systems Corp. Series B, 8%, 4/15/12	575	559,188
	Nielsen Finance LLC, 10%, 8/01/14	1,000	1,031,250
Windstream Regatta Holdings, Inc., 11%,
	12/01/17 (d)	1,244	833,480

			6,433,918

Metals & Mining - 2.2%	FMG Finance Property Ltd., 6.682%, 9/01/11 (c)(d)	265	265,000
Freeport-McMoRan Copper & Gold, Inc.,
	5.883%, 4/01/15 (c)	4,220	4,219,578
	Novelis, Inc., 7.25%, 2/15/15	700	658,000
	Ryerson, Inc., 10.248%, 11/01/14 (c)(d)	1,680	1,549,800

			6,692,378

Oil, Gas & Consumable Fuels - 0.5%	SandRidge Energy, Inc., 6.323%, 4/01/14 (c)(d)	1,600	1,568,000

Paper & Forest Products - 2.2%	Abitibi-Consolidated, Inc., 6.30%,
	6/15/11 (c)	2,650	1,192,500
	Ainsworth Lumber Co. Ltd., 6.446%,
	10/01/10 (c)	1,375	660,000
	Ainsworth Lumber Co. Ltd., 6.696%,
	4/01/13 (c)	940	479,400
	Ainsworth Lumber Co. Ltd., 7.25%, 10/01/12	125	56,250
	Domtar Corp., 7.125%, 8/15/15	625	596,875
	NewPage Corp., 9.123%, 5/01/12 (c)	925	966,625
	Verso Paper Holdings LLC Series B, 6.623%,
	8/01/14 (c)	3,000	2,790,000

			6,741,650

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
Industry	Corporate Bonds	(000)	Value

Pharmaceuticals - 0.3%	Angiotech Pharmaceuticals, Inc., 6.432%,
	12/01/13 (c)	$ 1,000	$ 865,000

Real Estate Management & Development -	Realogy Corp., 11%, 4/15/14 (e)	3,250	2,112,500
0.7%

Road & Rail - 0.1%	Swift Transportation Co., Inc., 10.426%,
	5/15/15 (c)(d)	1,350	445,500

Semiconductors & Semiconductor	Avago Technologies Finance Pte. Ltd.,
Equipment - 1.0%	8.182%, 6/01/13 (c)	900	898,875
	Spansion, Inc., 5.807%, 6/01/13 (c)(d)	2,870	2,095,100

			2,993,975

Specialty Retail - 0.2%	AutoNation, Inc., 4.713%, 4/15/13 (c)	250	220,938
General Nutrition Centers, Inc., 7.199%,
	3/15/14 (c)(e)	700	608,682

			829,620

Wireless Telecommunication Services -	Cricket Communications, Inc., 9.375%, 11/01/14	370	357,050
0.2%	Digicel Group Ltd., 9.125%, 1/15/15 (d)(e)	278	233,216

			590,266

	Total Corporate Bonds - 30.9%		95,002,002

	Common Stocks (b)	Shares

Capital Markets - 0.3%	E*Trade Financial Corp.	242,021	992,286

Chemicals - 0.0%	GEO Specialty Chemicals, Inc.	13,117	5,036

Electrical Equipment - 0.2%	Medis Technologies Ltd.	71,654	443,538

Energy Equipment & Services - 1.5%	Trico Marine Services, Inc.	119,185	4,575,512

Paper & Forest Products - 0.0%	Western Forest Products, Inc.	84,448	101,990

	Total Common Stocks - 2.0%		6,118,362

	Preferred Stocks

Capital Markets - 0.0%	Marsico Parent Superholdco, LLC, 16.75% (d)(f)	78	68,640

	Total Preferred Stocks - 0.0%		68,640

	Warrants (h)

Electric Utilities - 0.0%	Reliant Resources (expires 10/25/08)	4,558	72,928

	Total Warrants - 0.0%		72,928

	Total Long-Term Securities
	(Cost - $438,637,275) - 130.7%		402,544,437

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC
	Cash Sweep Series, 2.63% (i)(j)	$ 3,340	3,339,762

	Total Short-Term Securities
	(Cost - $3,339,762) - 1.1%		3,339,762

	Options Purchased	Contracts

Call Options	Marsico Parent Superholdco LLC, expiring
December 2009 at USD 942.86 Broker,
	Goldman Sachs & Co.	20	34,500

	Total Options Purchased
	(Premiums Paid - $19,556) - 0.0%		34,500

	Total Investments Before Options Written
	(Cost - $441,996,593*) - 131.8%		405,918,699

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

	Options Written (k)	Contracts +	Value

Call Options	Pay a fixed rate of 0.93% and receive a floating rate
	based on 3-month USD LIBOR, expiring July 2008,
	Broker Credit Suisse International	4 $	(24,064)

Put Options	Receive a fixed rate of 0.93% and pay a floating rate
	based on 3-month USD LIBOR, expiring July 2008,
	Broker Credit Suisse International	4	(155,172)

	Total Options Written
	(Premiums Received - $240,000) - (0.1%)		(179,236)

	Total Investments, Net of Options Written
	(Cost - $441,756,593) - 131.7%		405,739,463
	Liabilities in Excess of Other Assets - (31.7%)		(97,641,060)

	Net Assets - 100.0%	$ 308,098,403

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2008, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 442,100,076

Gross unrealized appreciation	$ 5,489,873
Gross unrealized depreciation	(41,671,250)

Net unrealized depreciation	$ (36,181,377)

+ One contract represents a notional amount of $1,000,000.

(a)	Issuer filed for bankruptcy or is in default of interest.

(b)	Non-income producing security.

(c)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors. The Fund is not obligated for costs associated with the registration of restricted securities.

(e)	Represents a pay-in-kind security that may pay interest/dividends in additional face/shares.

(f)	Illiquid security.

(g)	Convertible security.

(h)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(i)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$ 3,340	$ 96,890

(j)	Represents the current yield as of report date.

(k)	This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of the swaption.

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Floating Rate Income Strategies Fund, Inc.
Schedule of Investments May 31, 2008 (Unaudited)

• Forward foreign currency contracts as of May 31, 2008 were as follows:

Unrealized
Currency			Currency	Settlement	Appreciation
Purchased			Sold	Date	(Depreciation)

$9,011,990		EUR	5,727,000	7/23/08	$ 125,946
$2,957,792		GBP	1,516,000	7/23/08	$ (32,538)

Total Unrealized Appreciation on Forward Foreign Currency
Contracts - Net					$ 93,408

• Swaps outstanding as of May 31, 2008 were as follows:

Notional
				Amount	Unrealized
				(000)	Depreciation

Sold credit default protection on Ford Motor
Company and receive 3.80%
Broker, UBS Warburg
Expired March 2010				$ 10,000	$ (1,039,821)

Bought credit default protection on Dow Jones
CDX North America High Yield Series 10 Index
and pay 5%
Broker, Morgan Stanley Capital Services Inc.
Expires June 2013				$ 1,200	(5,159)

Bought credit default protection on Down
Jones CDX North America High Yield Index
Series 10 and receive 5%
Broker, Morgan Stanley Capital Services Inc.
Expires June 2013				$ 3,600	(71,726)

Total					$ (1,116,706)

• Currency Abbreviations:
EUR	Euro
GBP	British Pound

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Floating Rate Income Strategies Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 18, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Floating Rate Income Strategies Fund, Inc.

Date: July 18, 2008